Note 16 - Earnings / (Losses) Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Earnings / (losses) per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period and the gain which resulted from the repurchase of the preferred shares within the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the years ended December 31, 2019, 2020 and 2021, amounted to $31,269, $31,082 and $31,068, respectively.

	Years ended December 31,
	2019	2020	2021
	Basic EPS	Basic LPS	Basic EPS
Net income	$98,999	$8,877	$435,121
Less: paid and accrued earnings allocated to Preferred Stock	(31,269)	(31,082)	(31,068)
Add: gain from retirement of Preferred Stock	-	619	-
Net income / (loss) available to common stockholders	67,730	(21,586)	404,053
Weighted average number of common shares, basic and diluted	115,747,452	120,696,130	123,070,730
Earnings / (losses) per common share, basic and diluted	$0.59	$(0.18)	$3.28